Contingencies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	May 28, 2018	Sep. 30, 2024
Statement [Line Items]
Dispute regarding funding and fulfilment	$ 655
2014 [Member]
Statement [Line Items]
Estimated financial effect of contingent liabilities		$ 302
2015 [Member]
Statement [Line Items]
Estimated financial effect of contingent liabilities		$ 299